Supplemental Balance Sheet Information - Allowance for doubtful accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Trade receivables allowance for doubtful accounts
Beginning Balance	$ 4.3	$ 2.8	$ 2.9
Charged to Cost and Expenses	0.5	1.4	0.9
Deductions and other	(0.3)	(0.1)	(1.0)
Impact of Foreign Exchange	(0.3)	0.2
Closing Balance	$ 4.2	$ 4.3	$ 2.8